Operations	12 Months Ended
Dec. 31, 2021
Disclosure of joint operations [abstract]
Operations	OPERATIONS
Azul S.A. (“Azul” or “Company”) is a corporation governed by its bylaws, as per Law No. 6404/76 and by the corporate governance level 2 listing regulation of B3 S.A. – Brasil, Bolsa, Balcão (“B3”). The Company was incorporated on January 3, 2008, and its core business comprises the operation of regular and non-regular airline passenger services, cargo or mail, passenger charter, provision of maintenance and hangarage services for aircraft, engines, parts and pieces, aircraft acquisition and lease, development of frequent-flyer programs, development of related activities and equity holding in other companies since the beginning of its operations on December 15, 2008.
The Company carries out its activities through its subsidiaries, mainly Azul Linhas Aéreas Brasileiras S.A. (“ALAB”), which holds authorization from government authorities to operate as an airline.
The Company’s shares are traded on B3 and on the New York Stock Exchange (“NYSE”) under tickers AZUL4 and AZUL, respectively.
The Company is headquartered at Avenida Marcos Penteado de Ulhôa Rodrigues, 939, 8th floor, in the city of Barueri, state of São Paulo, Brazil.
1.1    Structure
The Company and its subsidiaries consolidation structure as of December 31, 2021 is as follows:
The table below lists the operational activities in which the Company’s subsidiaries are engaged, as well as the changes in ownership that occurred in the year, when applicable.

				% Equity interest
				December 31,
Company	Type of investment	Main activity	Country	2021	2020

IntelAzul S.A. (formerly "Tudo Azul S.A.")	Direct	Frequent-flyer program	Brazil	100.00%	100.00%
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Direct	Airline operations	Brazil	100.00%	100.00%
Azul Conecta Ltda.	Indirect	Airline operations	Brazil	100.00%	100.00%
ATS Viagens e Turismo Ltda.	Indirect	Travel packages	Brazil	99.90%	99.90%
Fundo Safira(*)	Indirect	Exclusive investment fund	Brazil	—	100.00%
Cruzeiro Participações S.A	Indirect	Holding of equity interests in other companies	Brazil	99.90%	99.90%
Azul Investments LLP	Indirect	Funding	USA	100.00%	100.00%
Azul SOL LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Finance 2 LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Blue Sabiá LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela Investments LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Canela Turbo Three LLC	Indirect	Aircraft financing	USA	100.00%	100.00%
Azul Saíra LLC	Indirect	Aircraft financing	USA	100.00%	100.00%

(*)	Exclusive investment fund discontinued on July 22, 2021.
1.2    Impacts of the COVID-19 pandemic
During 2021, the global economy was once again impacted by developments related to the COVID-19 pandemic, mainly due to the 2nd wave of contamination caused by the Delta variant in the first and second quarters.
It should be noted that in Brazil the vaccination process had a high adherence by the population, which caused a drastic drop in the number of infected people and deaths, thus favoring the conditions for the resumption of passenger air transport.
The Company's Management closely monitors developments related to the COVID-19 pandemic, assessing the impact on its business and especially on its crew and customers.
Presented below is the evolution of the supply (ASK) and demand (RPK) in the COVID-19 pandemic period compared to 2019 levels (unaudited):
During the COVID-19 pandemic, the Company’s management adopted strict measures to preserve cash, especially the postponement of lease and supplier payments, freezing of contracts, suspension of projects that contained non-essential expenditures, and continuous search for opportunities to reduce costs and to raise funds in the capital market, seeking the economic and financial equilibrium among all stakeholders.
Throughout the year, management measures became more flexible, mainly due to the resumption of payments of lease and supplier considerations. The Company continues to manage diligently its financial resources in order to fulfill the obligations assumed.
The Company continues to prioritize the well-being and health of its crew and customers and help Brazil to face the pandemic by offering free transportation of vaccines and medical equipment such as respirators and intubation cubes to the cities in our network.
During the year ended December 31, 2021, there were no impacts on these consolidated financial statements related to changes in accounting estimates and/or provisions, the impacts are related to the postponement of fleet transformation plans and realization of the business growth potential.
During the year ended December 31, 2020, as informed at the Extraordinary General Meeting, due to the crisis caused by the COVID-19 pandemic, the Portugal Government's negotiated an aid of €1.2 billion for the airline TAP with the European Commission, conditional upon, among other factors, eliminating the right to convert senior bonds, since they would not be diluted by the Portugal Government's financial contribution. As a consequence, the elimination of the conversion right resulted in a loss recognized in the consolidated statement of operations of R$637,639, recorded under “Result from related party transactions, net”.
1.3 Capital structure and net working capital
The Company's Management, together with the Board of Directors, constantly monitors the Company's liquidity position and cash projections, as well as any factors that may affect the ability to generate revenue and the Company's ability to honor the financial commitments assumed.
The position of equity and consolidated net working capital and their variations are presented below:

	December 31,		December 31,
Description	2021	2020	Variation	2019	Variation

Net working capital	(5,863,917)	(4,795,208)	(1,068,709)	(2,723,289)	(2,071,919)
Equity	(18,333,003)	(14,148,750)	(4,184,253)	(3,519,174)	(10,629,576)
The variation in the balance of net working capital is mainly related to the increase in the positions of lease obligations and short-term loans and financing, both impacted by the devaluation of the real against the US dollar by approximately 7.4% in the year.
Additionally, the lease liabilities position also includes postponed installments of obligations negotiated with lessors in the peak of the COVID-19 pandemic, which are expected to be settled gradually in the period between 2023 and 2027.
The chart below shows the resumption of lease consideration payments (unaudited):
In June 2021, the Company concluded its fundraising with the issuance of Senior Notes in the net amount of R$2,976,795 (note 18.2). The proceeds were used to for corporate purposes in general. In order to promote an economic and financial balance with suppliers, during the year the Company made several payments that had been postponed, with original due dates in 2020 and 2021. The position of short-term obligations with suppliers decreased by R$621,112.
The Company has the ability to access the capital market at competitive costs, its latest relevant fundraising processes occurred within the period of the COVID-19 pandemic were subject to annual interest between 6.0% and 7.5%.
The variation in the balance of negative equity position is mainly due to the developments of the second wave of the COVID-19 pandemic, which affected the demand for airline tickets in the period between March and June, and the effect of the 7.4% devaluation of the real against the US dollar during the year. A significant part of the operating costs is directly impacted by changes in exchange rates, such as fuel and maintenance, as well as the financial result, given that virtually all lease obligations and loans and financing are denominated in US dollars. During the year of 2021 the Company suffered unrealized exchange losses in the amount of R$1,443,046 (R$4,302,540 at December 31, 2020).
Management continuously monitors the Company’s liquidity situation and will continue to adopt measures to strengthen its cash position, provide efficiency in costs and restrain operating expenses. These actions have proven to be efficient for the business continuity and sustainability.
The Company ended the year with a position of cash, cash equivalents, accounts receivable and short-term aircraft sublease receivables totaling R$4,149,321 (R$4,155,471 at December 31, 2020). Management evaluated and concluded that the Company is in a position to continue its operations and comply with its obligations, according to the contracted maturities. This assessment is based on the Company's business plan approved by the Board of Directors on December 9, 2021. This assessment includes planned future actions, macroeconomic and aviation sector assumptions, such as: recovery in air transport demand, estimates of exchange rates and fuel prices.
The Company's Management monitors and informs the Board of Directors about the performance achieved in relation to the approved plan and updates it as needed.
Based on this conclusion, these consolidated financial statements have been prepared based on the principle of going concern.
1.4    Acceleration of fleet transformation
In 2019, the Company’s management approved the Embraer E195 phase-out plan (“E1”). On the same date, the Company signed letters of intent for the sublease of these assets to other air operators. The change in the intended use of the aircraft triggered an impairment review that resulted in the recognition of impairment of these assets of R$2,075,582 and the constitution of an onerous liability of R$821,751 at that time.
In the second quarter of 2021, there was a partial reversal of the impairment in the amount of R$103,017 due to Management’s decision to use 2 aircraft for cargo, thus changing the intended use of these assets.
The COVID-19 pandemic triggered the postponement of the plans for delivery of aircraft to sub-lessors. One of letter of intent for sublease signed remains valid, three aircraft was delivered and 10 more units are scheduled to be delivered in the next year. On the other hand, as provided for in the signed letters, as a result of the adverse conditions that arose from the COVID-19 pandemic and predicting opportunities to use these aircraft in the Company's operations, one of letter intention corresponding to a total of 21 aircraft was canceled.
As a result of such cancellation, the Company through asset recoverability studies, made a partial reversal of the provision initially recognized, in the amount corresponding to R$1,362,386.
On December 31, 2021, the provision for impairment of assets corresponds to a total of 28 aircraft (51 aircraft and 4 engines at December 31, 2020).
The main assumptions used in the analysis included:
•Sublease revenue;
•Estimated period for start of the sublease contracts;
•Delivery and maintenance costs of aircraft;
•Residual value for own aircraft at the end of sublease contracts;
•Exchange rate; and
•Pre-tax discount rate.
Considering the updating of the macroeconomic assumptions and the Company’s business plans, the breakdown of the account balances and the movement of the provision are shown below:
1.4.1 Breakdown of balances of provision for impairment and onerous liability

	December 31,
Description	2021	2020

Provision for impairment of ROU	(605,651)	(706,614)
Provision for impairment of aircraft and engine	(68,693)	(211,062)
Provision for impairment of rotables	(225,797)	(225,797)
Provision for impairment of other assets	(12,013)	(75,075)
Total provision for impairment of Company assets	(912,154)	(1,218,548)

Provision for onerous liabilities	(693,407)	(1,340,522)

Total	(1,605,561)	(2,559,070)
1.4.2 Movement of the provision for impairment and onerous liability

Description	Impairment of assets	Onerous liabilities	Total

Balance at December 31, 2019	(2,075,582)	(821,751)	(2,897,333)
Foreign currency exchange	—	(213,280)	(213,280)
Interest expense	—	(206,011)	(206,011)
Additions	—	(362,426)	(362,426)
Consumption	272,006	262,946	534,952
Maintenance reserves	(20,486)	—	(20,486)
Sale of aircraft	13,123	—	13,123
Renegotiation of lease contracts (lease modification)	581,926	—	581,926
Other	10,465	—	10,465
Balance at December 31, 2020	(1,218,548)	(1,340,522)	(2,559,070)
Foreign currency exchange	—	(103,858)	(103,858)
Interest expense	—	(156,516)	(156,516)
Reversals	494,592	970,811	1,465,403
Additions	(188,198)	(201,523)	(389,721)
Consumption	—	188,842	188,842
Initial recognition of sublease(*)	—	(50,641)	(50,641)
Balance at December 31, 2021	(912,154)	(693,407)	(1,605,561)

(*)	The balance was transferred from “Provision for onerous liabilities” to “Aircraft sublease receivables”, as it refers to the estimated amount of the sublease receivable for two aircraft delivered to Breeze.
1.5    Seasonality
The Company’s operating revenues depend substantially on the general volume of passenger and cargo traffic, which is subject to seasonal changes. Our passenger revenues are generally higher during the summer and winter holidays, in January and July respectively, and in the last two weeks of December, which corresponds to the holiday season. Considering the distribution of fixed costs, this seasonality tends to cause variations in operating results between the quarters of the fiscal year. It should be noted that the COVID-19 pandemic impacted the behavior related to the frequency of travels of the Company’s customers, which may affect the usual business seasonality.